Cover	Sep. 01, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2026
Entity File Number	001-41699
Entity Registrant Name	ALCHEMY INVESTMENTS ACQUISITION CORP 1
Entity Central Index Key	0001901336
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204-F
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	212
Local Phone Number	877-1588
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant
Trading Symbol	ALCUF
Common Class A [Member]
Title of 12(b) Security	Class A Ordinary Share, par value $0.0001 per share
Trading Symbol	ALCYF
Warrant [Member]
Title of 12(b) Security	Warrant, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	ALCWF